Expenses by category	12 Months Ended
Dec. 31, 2024
Expenses by category
Expenses by category

14.Expenses by category

Research and development

	For the Year Ended
	December 31,
In CHF thousands	2024	2023	2022
Operating expenses	40,163	33,198	41,166
Payroll expenses	20,195	19,499	17,548
Share-based compensation	2,212	1,909	1,622
Total research and development expenses	62,570	54,606	60,336

The increase of research and development expenses in 2024 compared with the prior period is predominantly driven by increases in investments in our research and development projects, the annualization of 2023 hires and additional new hires during the year.

For the years ended December 31, 2024, 2023 and 2022, the Company had 122.5, 115.4 and 122.4 FTEs in our research and development functions.

General and administrative

	For the Year Ended
	December 31,
In CHF thousands	2024	2023	2022
Operating expenses	5,825	4,729	6,207
Payroll expenses	8,222	7,755	7,874
Share-based compensation	3,212	2,821	1,708
Total general and administrative expenses	17,259	15,305	15,789

In 2024, general and administrative expenses increased compared to the previous year, primarily driven by a rise in legal fees related to business development and licensing activities, as well as higher salaries and related costs due to new hires and the greater fair value of equity awards granted in 2024.

For the years ended December 31, 2024, 2023 and 2022, the Company had 30.9, 26.2 and 22.5 FTEs in our general and administrative functions.

Financial result, net

	For the Year Ended
	December 31,
In CHF thousands	2024	2023	2022
Financial income	3,196	1,044	69
Financial expense	(133)	(176)	(355)
Exchange differences	(1,598)	(1,467)	393
Finance result, net	1,465	(599)	107

Our finance result primarily consists of interest income associated with our short-term financial assets and interest expense associated with lease liabilities as well as foreign currency exchange differences.

For the year ended December 31, 2024, the change in net finance result of CHF 2.1 million primarily related to an increase of CHF 2.2 million in financial income attributed to higher interest received on net investments in short-term financial assets, with more deposits made in 2024 compared to the previous period.